Collateralized Transactions - Collateral Pledged (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	$ 1,525,721	$ 1,810,748
Repurchase Agreements	16,019,400	15,159,273
Obligation to return securities received as collateral, at fair value	7,289	7,517
Total	17,552,410	16,977,538
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	1,160,916	1,371,978
Repurchase Agreements	150,602	157,912
Obligation to return securities received as collateral, at fair value	7,289	7,517
Total	1,318,807	1,537,407
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	321,356	369,218
Repurchase Agreements	2,684,458	1,869,844
Obligation to return securities received as collateral, at fair value	0	0
Total	3,005,814	2,239,062
Mortgage-backed and asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	0
Repurchase Agreements	1,209,442	1,547,140
Obligation to return securities received as collateral, at fair value	0	0
Total	1,209,442	1,547,140
US Treasury and Government
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	6,348	14,789
Repurchase Agreements	8,426,536	7,149,992
Obligation to return securities received as collateral, at fair value	0	0
Total	8,432,884	7,164,781
Municipal securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	0
Repurchase Agreements	413,073	278,470
Obligation to return securities received as collateral, at fair value	0	0
Total	413,073	278,470
Sovereign securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	37,101	54,763
Repurchase Agreements	2,422,901	2,763,032
Obligation to return securities received as collateral, at fair value	0	0
Total	2,460,002	2,817,795
Loans and other receivables
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	0
Repurchase Agreements	712,388	1,392,883
Obligation to return securities received as collateral, at fair value	0	0
Total	$ 712,388	$ 1,392,883